GENERAL - Schedule of Results of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues			$ 750
Cost of sales			(787)
Operating expenses			(208)
Operating loss			(245)
Net loss			(245)
Loss from sale of subsidiary		(115)	(159)
Net loss from discontinued operations		$ (115)	$ (404)